Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	QM/ATR Status
300001	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	50.47	50.47
300003	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	54.61	54.61
300005	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 10/23/2003, loan originated 3/xx/2004.	2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	73.53	73.53	47.17
300006	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to missing origination entity information.	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing [2] Initial GFE Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	78.52	98.15
300007	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Collateral Protection Act Disclosure				Purchase	Owner Occ	96.99	96.99	61.09
300009	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $189.79 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	94.95	94.95	43.73
300010	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Incomplete final application due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100	125	49.819
300011	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application is incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	125	32.334
300015	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	80	80	47.29
300020	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	99	21.781
300021	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure				Cashout Refi	Owner Occ	94.98	94.98	43.88
300022	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act	Federal Higher-Priced Mortgage Loan - stated APR of 5.8890% and audited APR of 5.8708% exceeds the HPML threshold of 5.85% (1.5% over applicable APOR, 4.35%). Loan appears to be a compliant fed HPML.		Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Purchase	Owner Occ	96.5	96.5	54.46
300026	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present				Purchase	Owner Occ	95	95
300027	2	2	[2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	100.94	100.94
300028	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Borrower's Acknowledgment and Agreement Concerning Dual Capacity [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $137.32 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a tax service fee of $69, a wire fee of $40, a courier fee of $20 and the flood certification fee of $8.50 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	42.12
300029	3	3	[3] MI Missing [2] Combined Orig LTV >100%	USDA loan, missing Certificate of mortgage insurance.	2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Title Insurance Notice				Purchase	Owner Occ	102.04	102.04	25.43
300030	2	2	[2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Cashout Refi	Owner Occ	73.2	73.2
300031	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.7	63.7	45.402
300032	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Unsigned		3	[3] Note P&I Does Not Equal Final TIL P&I [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL reflects 12 Interest Only payments with no specified payment amount, however audited TIL indicates 358 payments of $3598.57 and 1 payment of $3594.97. Finance charges under disclosed by $8,416.96 which exceeds the $35 tolerance for a refinance transaction. Final TIL discloses 348 payments at $3,641.66 with 12 month interest only payments which is inconsistent with the loan terms outlined in the note and construction addendum at consummation; unable to determine the reason for discrepancy.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	79.48	79.48	43.54
300033	3	3	[3] MI Missing [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	1					Cashout Refi	Owner Occ	85	85	41.09
300034	2	1			2	[2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note				Purchase	Owner Occ	100	100
300035	2	1			2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Rate Lock				Purchase	Owner Occ	79.98	79.98	31.13
300036	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $3551.70 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.55	62.55	46.03
300037	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								NO		Purchase	Owner Occ	100	100
300038	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement [2] Initial TIL Missing	Finance charges under disclosed by $ 230 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $150, and 2 courier fees of $40 and $30 as prepaid finance charges. ROR executed by borrowers 06/xx/2003 with expiration of rescission period noted as 06/xx/2003. HUD reflects a funding date of 06/xx/2003, equal to the rescission period expiration date, and 20 days of interest was collected which coincides with a 06/xx/2003 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70.89	70.89	50.43
300039	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing				Purchase	Owner Occ	80	95	27.52
300040	3	3	[3] Final Application Missing		2	[2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	38.541
300041	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Application Disclosure [2] State - Missing Daily Simple Interest Loan Disclosure [2] State - Missing Appraisal Notice [2] Initial TIL Missing	Evidence of involuntary unemployment with a monthly payment of $26.81 and annual premium of $321.76. Insurance is optional.			Cashout Refi	Owner Occ	90.99	90.99
300042	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		Cashout Refi	Owner Occ	78.89	78.89	36.409
300043	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	25.056
300044	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.44	84.44
300045	3	2	[2] Combined Orig LTV >100%		3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure		NO		Purchase	Owner Occ	80	105.64	30.36
300046	3	3	[3] Escrow Holdback [2] Manufactured (Double-Wide)	HUD line 812 reflects $94,049.32 escrow hold back.	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $43.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	83.92	83.92	48.66
300047	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Rate Lock	Final HUD incomplete due to not being executed by borrower.	NO		Purchase	Owner Occ	95	95	51.74
300054	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	79.91	99.89	45.149
300056	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [3] Balloon Under 7 Years [2] Combined Orig LTV >100%	Per note, loan is 5 year balloon.	3
[3]   ROR Missing
[3]   HUD-1 Incomplete
[3]   Federal Higher-Priced Mortgage Loan
[3]   Initial TIL Date < 7 Days Prior to Origination Date
[3]   Maryland Higher Priced Mortgage Loan
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
 [2]   State - Missing Attorneys' Fees Disclosure

Federal Higher-Priced Mortgage Loan - stated APR of 5% and audited APR of 5.0097% exceeds the HPML threshold of 4.64% (1.5% over applicable APOR, 3.14%). Missing evidence lender assessed borrower's ability to repay. Non-compliant FHPML.
HUD incomplete due to no payoff listed and no fees charged. The HUD is signed by the borrower with the subject loan amount however nothing else is listed.
Initial TIL in file is dated 1/xx/2012 which is 2 days prior to closing.
 Maryland Higher-Priced Mortgage Loan - stated APR of 5% and audited APR of 5.0097% exceeds the HPML threshold of 4.64% (1.5% over applicable APOR, 3.14%). Missing evidence lender assessed borrower's ability to repay. Non-compliant MA HPML.
								YES
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

For a violation of any provision, the credit grantor may collect only the principal amount of the loan and may not collect any interest, costs, fees, or other charges with respect to the loan. If the violation is made in good faith and the credit grantor corrects the violation and makes the borrower whole within 10 days of receiving notification of the violation, the above penalty does not apply. For "knowing violation," penalty is 3 times the amount of interest, fees, and charges collected in excess of what is permitted and treble damages. A credit grantor is not liable for any failure to comply with a provision of this subtitle if, within 60 days after discovering an error and prior to institution of an action under this subtitle or the receipt of written notice from the borrower, the credit grantor notifies the borrower of the error and makes whatever adjustments are necessary to correct the error.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
										Cashout Refi	Owner Occ	76.54	117.06
300061	3	3	[3] Credit Report Missing [3] FHA Case Number Assignment Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure	Finance charges under disclosed by $100.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on page one of HUD for $300 which is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97
300062	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.05	62.05	44.94
300063	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	77.85	96.84	40.73
300064	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.24	81.24
300066	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	45.6	45.6	33.94
300067	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $2619.58 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	89.99
300068	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note				Cashout Refi	Owner Occ	69.42	69.42	39.96
300069	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.66	90	48.77
300070	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $89.91 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing protection letter fee of $35 and courier fee of $60 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.46	94.46	50.58
300071	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	64.11	64.11	53.99
300072	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.81	98.81	38.851
300073	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Virginia Insurance Disclosure				Rate/Term Refi	Owner Occ	95	95	54.04
300074	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.38	94.38
300075	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] State Late Charge Not Standard [2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 4% for the state of xxx			Cashout Refi	Owner Occ	94.22	94.22
300076	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure				Purchase	Owner Occ	95	95
300077	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	80	86.9	39.34
300078	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter	Finance charges under disclosed by $1,050 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	46.6
300079	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	95	48.21
300080	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	79.07	79.07
300081	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Cashout Refi	Owner Occ	83.16	83.16	51.66
300082	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	75	75	56.49
300083	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Missing [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Missing	Final TIL is executed by borrower at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	87.5	38.73
300089	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	41.7
300090	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	43.6
300091	2	2	[2] Only Preliminary Title in File		1					Cashout Refi	Owner Occ	80	80
300092	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	97.75	97.75
300093	3	3	[3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to error in notary date. Notary dated the mortgage 12/xx/2005.	2	[2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	75	75	45.224
300094	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	100	100	43.187
300095	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice				Cashout Refi	Owner Occ	50	50	31.86
300096	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Cashout Refi	Owner Occ	90	90
300097	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	71.05	71.05	32.05
300098	2	1			2	[2] Initial TIL Missing [2] State - Missing Virginia Insurance Disclosure				Purchase	Owner Occ	95	95	38.483
300099	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Investment Property	80	80	33.044
300100	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	77.41	77.41	39.76
300101	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	73.1	73.1	22.49
300102	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges are underdisclosed by $397.84 which exceeds the $35 tolerance for refinance transactions. Unable to determine the underdisclosure due to missing the TIL itemization. There is a $350 broker credit reflecting on line 205 that is un-itemized; therefore, excluded.			Cashout Refi	Owner Occ	73.24	73.24	39.9
300103	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to document containing first page only.	3	[3] HUD-1 Missing [3] TIL Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure		NO		Purchase	Owner Occ	100	100
300104	3	3	[3] Credit Report Missing		1					Cashout Refi	Owner Occ	79.78	79.78	58.64
300105	2	1			2	[2] State - Missing MD Finance Agreement [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing First Time Home Buyer Affidavit [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note				Purchase	Owner Occ	79.91	79.91
300106	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Net Tangible Benefit Worksheet				Rate/Term Refi	Owner Occ	90	90	26.04
300107	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	40.176
300108	3	3	[3] MI Missing		2	[2] Initial TIL Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	90	90	41.937
300109	3	1			3	[3] HUD1 Incomplete [2] State - Missing Loan Commitiment [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	HUD-1 incomplete due to missing exhibit A itemizing the charges on line 811 in the amount of $8,715.	YES		Rate/Term Refi	Owner Occ	56.3	56.3	58.53
300110	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing	Finance charges under disclosed $194.92 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97	41.7
300111	3	3	[3] MI Missing		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							Finance charges under disclosed by $440.62 which exceeds the $100.00 tolerance for purchase transactions. TIL itemization did not disclose a tax service fee of $90.00, an administration fee of $340.00 and a courier fee of $15.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	19.59
300112	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	15.5	15.5	32.69
300113	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing MD Finance Agreement [2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Office of Finance, Treasury Division Finance Affidavit [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election				Purchase	Owner Occ	80	80	44.45
300114	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Owner Occ	73.76	73.76	60.27
300115	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
										Purchase	Owner Occ	94.2	94.2	63.79
300116	1	1			1					Rate/Term Refi	Owner Occ	80	95	39.86
300117	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	47.39
300118	1	1			1					Purchase	Owner Occ	95	95	27.56
300119	3	1			3	[3] Rescission Period under 3 days [2] State - Missing Hazard Insurance Disclosure	ROR executed by borrowers 02/xx/2008 with expiration of rescission period noted as 02/xx/2008, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	80	49.19
300120	2	1			2	[2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	74.97	74.97	42.72
300121	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85
300122	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	42.38
300123	3	2	[2] Combined Orig LTV >100%		3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] GFE1 Written list of service providers not given to borrower [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 09/23/2010 is not within 3 days of application 07/26/2010. The APR on the initial TIL (5.686) is less than the APR on the Final TIL (6.009). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	105	105
300124	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	22.73
300125	3	3	[3] Credit Report Missing [3] Appraisal Incomplete	Appraisal incomplete due to completed on 12/15/2004; however, loan has closed on 11/xx/2005.	2	[2] Initial GFE Missing				HELOC	Owner Occ	85.89	85.89	65
300126	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.99	86.99
300127	3	3	[3] Construction Only Loan [2] True Construction Loan		3	[3] APR Tolerance UnderDisclosed 0.125	APR is under disclosed by 8.9002% which exceeds the .125% tolerance.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	85	85	42.5
300128	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	44.25
300129	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	P&I stated $1057.49 and calculated $1021.23 exceeds tolerance 0.05 (36.26). Variance appears to be due to credit life insurance being added to the P&I payment in the amount of $36.25.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	94.5	94.5
300132	1	1			1			N/A	N/A	Cashout Refi	Owner Occ	92.59	92.59	45.88
300142	3	1			3	[3] TIL Incomplete [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Date not within 3 days of Initial Application Date	Final TIL incomplete due to missing borrower signature, date and page 2 of 2	NO		Purchase	Owner Occ	100	100
300148	3				3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [3] Finance Charge underdisclosed >$35 for Refinance
ROR violation, Final HUD provided indicates 7/xx/2008 disbursement date; ROR states expiration of recission period 7/xx/2008. Finance charges underdisclosed $440.08. Missing itemization to determine cause of under disclosure.
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ
300149	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	80	80	31.43
300150	1				1					Cashout Refi	Owner Occ
300151	1				1					Cashout Refi	Owner Occ
300152	2				2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
300153	1				1					Cashout Refi	Owner Occ
300154	1				1					Rate/Term Refi	Owner Occ
300155	1				1					Cashout Refi	Owner Occ
300156	1				1					Rate/Term Refi	Owner Occ
300157	2				2	[2] Initial TIL Missing [2] Initial GFE Missing				Rate/Term Refi	Owner Occ
300158	1				1					Cashout Refi	Owner Occ
300159	1				1					Cashout Refi	Owner Occ
300160	2				2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ
300161	1				1					Cashout Refi	Owner Occ
300162	1				1					Rate/Term Refi	Owner Occ
300163	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.97	76.97	42.2
300164	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	95	95	41.548
300165	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Collateral Protection Act Disclosure [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to IL predatory Lending Database Program. Certificate of Compliance from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	89.02	89.02	31.25
300166	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	47.88
300167	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	46.84
300169	3	3	[3] Appraisal Missing [3] Application Incomplete [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application incomplete due to missing borrower's signatures on Final 1003, bottome of pages are cut off. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Notice of Choice of Agent or Insurer [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure
Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $1387.87 which exceeds the $35 tolerance for refinance transactions. Unable to apply the $1515.54 lender credit on line 208 of the HUD due to missing the credit itemization.
No tolerance fees increased at closing: Adjusted Origination increased from most recent binding GFE dated 11/08/2010; Adjusted Origination resulted from binding Origination fee of $0 and binding Charge for Interest rate of $0 for a new Adjusted Origination total of $0, which increased at closing to $1485.16. This is due to the fact that GFE3 dated 11/10/2010 reflects an undocumented increase in charge for interest rate from $0 to $1472.86 therefore an undocumented increase in Adjusted Origination charges from $12.30 to $1485.16.
 No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 10/21/2010 disclosed Origination charges as $0 increased at closing to $12.30. This is due to the fact that GFE2 dated 11/08/2010 reflects an undocumented increase in Origination charges from $0 to $12.30.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	121.72	121.72	59
300170	2	1			2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88.67	88.67	38
300171	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Title Evidence		2	[2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	43
300172	3	3	[3] Missing Initial Application		3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Incomplete [2] Initial TIL Missing [2] State - Missing Interest Rate Disclosre	Initial GFE incomplete as document is not dated. MN Subprime Loan. Stated APR (7.6880%) and Audited APR (7.6898%) exceeds MN Subprime APR threshold for fixed rate loans of 7.25% (3% over applicable t-bill, 4.25%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Cashout Refi	Owner Occ	88.75	88.75	46.81
300173	3	3	[3] Application Incomplete [3] Initial Application Incomplete [3] Credit Report Incomplete	Credit Report incomplete due to missing origination entity information. Final application incomplete: Only pages 1-2 of 4 were provided. Initial application incomplete: only pages 1-2 of 4 were provided.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Federal Higher-Priced Mortgage Loan [3] MN Subprime loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Right to Choose Insurance Provider [2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure
Federal Higher-Priced Mortgage Loan - Stated APR (5.987%) and Audited APR (6.0241%)  exceed the HPML threshold of 5.45% (1.5% over applicable APOR, 3.95%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Finance charges under disclosed by $193.93 which exceeds the $100 tolerance for purchase transactions. There is a Lender credit on line 204 for $2002.01 which is un-itemized, therefore excluded.
 MN Subprime Loan.  Stated APR (5.987%) and Audited APR (6.0241%) exceeds MN Subprime APR threshold for fixed rate loans of 5.91% (3% over applicable t-bill, 2.91%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Non- compliant MN subprime loan.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

 No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.
										Purchase	Owner Occ	96.5	96.5	22.93
300174	3	3	[3] Application Incomplete [3] Missing Title Evidence [3] Missing Initial Application [2] Original LTV > 125% [2] Combined Orig LTV >100%	Final application incomplete due to missing NMLS information.	3	[3] Federal Higher-Priced Mortgage Loan [3] Change date(s) in TIL rate/payment disclosure inaccurate [3] HUD-1 Incomplete [2] State - Missing Non Agency Disclosure [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Right to Choose Insurance Provider
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 6/xx/2011 (funding date) or 7/xx/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 6/xx/2011.
Federal Higher-Priced Mortgage Loan - stated APR of 4.595% and audited APR of 4.6004% exceed the HPML threshold of 4.5% (1.5% over applicable APOR, 3%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
 Final HUD not signed by the borrower or stamped by settlement agent.
								YES	Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	179.37	179.37	49
300175	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Initial GFE Missing	HUD in file is a signed estimated copy.	NO		Cashout Refi	Investment Property	75	75	42.6
300176	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	98.29	98.29
300177	3	3	[3] Credit Report Missing [3] Application Incomplete	Incomplete Final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.48	88.48
300179	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	47.38
300180	3	3	[3] Final Application Missing [2] Only Preliminary Title in File		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Purchase	Owner Occ	80	80	28.01
300181	3	3	[3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90	90	41.07
300182	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD Line 1304 reflect Escrow pad for $300.00.	3	[3] HUD-1 Estimated [2] Initial GFE Missing	HUD in file is a Stamped CTC estimated copy.	YES		Cashout Refi	Owner Occ	80	80	35.909
300183	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.41	87.41	54.28
300184	3	3	[3] Initial Application Incomplete	Incomplete Initial Application due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Licensee Information or Affidavit of Exemption				Cashout Refi	Owner Occ	74.08	74.08	40.76
300185	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90
300186	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	60.17
300187	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	98.45	98.45
300188	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	76.37	76.37	44.79
300189	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	95	29.901
300190	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $3,464.54 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 5.14313% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	47.8
300191	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $381.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	37.65
300192	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	34.812
300193	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	31.31
300194	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	91.13	91.13
300195	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and payoff statement for subject property, and missing HUD for subject lien.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Loan Commitment [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interest Rate Disclosure [2] State - Missing Closing Statement [2] State - Missing Schedule of Loan Charges [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
300196	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.03	84.03